Business Segment Information - external customers by geographic region (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Segment Information
Gross revenues	$ 63,689	$ 71,291	$ 59,432
Canada
Business Segment Information
Gross revenues	47,537	56,609	39,493
Africa
Business Segment Information
Gross revenues	3,974	3,971	3,358
Americas, excluding Canada
Business Segment Information
Gross revenues	1,541	5,263	8,877
Asia
Business Segment Information
Gross revenues	4,951	286	604
Europe
Business Segment Information
Gross revenues	$ 5,686	$ 5,162	$ 7,100